Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan II (Thrift Plan II) in the Master Trust	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan II (Thrift Plan II) in the Master Trust
3.
INVESTMENT OF THE PLAN AND THE LONG ISLAND ELECTRIC UTILITY SERVCO LLC INCENTIVE THRIFT PLAN II (THRIFT PLAN II) IN THE MASTER TRUST

Use of the Master Trust permits the commingling of trust assets with the assets of the Thrift Plan II for investment and administrative purposes. The Thrift Plan II is a defined contribution retirement plan available to represented employees of ServCo. Although assets of both plans are commingled in the Master Trust, the Trustee maintains supporting records for the purpose of allocating the net assets and net income or loss of the investment account to the respective participating plans. The net assets and the net investment income or loss of the investment assets are allocated by the Trustee to each participating plan based on the relationship of the interest of each plan to the total of the interests of the participating plans. Assets and investment income of the Master Trust consist of:

	As of December 31,
	2025	2024
	(Thousands)
Investments of Master Trust at Fair Value:
Mutual Funds	$72,250	$114,616
Collective Investment Trusts	755,688	586,491
Commingled Bonds	13,732	12,349
Common Stock of PSEG*	12,977	13,270
Total Investments	$854,647	$726,726

* Permitted party-in-interest transactions.

For the Year Ended
December 31, 2025
(Thousands)
Investment Income of Master Trust:
Net Appreciation in Fair Value of Mutual Funds	$11,614
Net Appreciation in Fair Value of Collective Investment Trusts	103,436
Net Appreciation in Fair Value of Commingled Bonds	920
Net Depreciation in Fair Value of Common Stock of PSEG*	(633)
Dividends from Common Stock of PSEG*	408
Total Investment Income, Net	$115,745

* Permitted party-in-interest transactions.

The changes in net assets of the Master Trust for the year ended December 31, 2025 are summarized as follows:

(Thousands)
Changes in Net Assets:
Net Appreciation of Investments	$115,337
Dividends from Common Stock of PSEG*	408
Net Investment Income, Net	115,745
Administrative Expenses	(274)
Net Transfers	12,450
Increase in Net Assets	127,921
Net Assets:
Beginning of Year	726,726
End of Year	$854,647

* Permitted party-in-interest transactions.

As of December 31, 2025 and 2024, the Plan’s interests in the assets of the Master Trust were as follows:

	As of December 31,
	2025	2024
	(Thousands)
Plan Interest in Master Employee Benefit Plan Trust:
Mutual Funds	$27,043	$47,261
Collective Investment Trusts	384,510	287,364
Commingled Bonds	8,814	7,471
Common Stock of PSEG*	8,464	9,003
Total Investments	$428,831	$351,099

* Permitted party-in-interest transactions.